245 Summer Street	Fidelity® Investments
Boston, MA 02210

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	October 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Aberdeen Street Trust (the trust):
Fidelity Freedom Blend Income Fund, Fidelity
Freedom Blend 2010 Fund, Fidelity Freedom Blend
2015 Fund, Fidelity Freedom Blend 2020 Fund,
Fidelity Freedom Blend 2025 Fund, and Fidelity
Freedom Blend 2030 Fund
File No. 033-43529

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025, and Fidelity Freedom Blend 2030 Fund (the Acquiring Funds), each a series of Fidelity Aberdeen Street Trust in connection with the proposed acquisition by the Acquiring Funds of all of the assets of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Simplicity RMD 2020 Fund, Simplicity RMD 2025 Fund, and Simplicity RMD 2030 Fund (the Acquired Funds), each a series of Fidelity Income Fund (File Nos. 002-92661 and 811-04085) and the assumption by each Acquiring Fund of the liabilities of each Acquired Fund , solely in exchange for shares of the corresponding Acquiring Fund (the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Notice to Shareholders, Proxy Statement and Prospectus (the “Proxy Statement”), and Form of Agreement to be sent to shareholders of the Acquired Funds.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Special Meeting of Shareholders is scheduled to be held on December 19, 2024. It is expected that the Proxy Statement will be mailed to shareholders on or about November 15, 2024, more than 20 days before the meeting. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Proxy Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Proxy Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than October 21, 2024. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group